Dec. 28, 2018
UBS Emerging Markets Equity Opportunity Fund
UBS Emerging Markets Equity Opportunity Fund

The UBS Funds

Prospectus and SAI Supplement | December 28, 2018

Supplement to the prospectuses and statements of additional information ("SAIs") relating to Class A and Class P shares

Includes:

–  UBS Emerging Markets Equity Opportunity Fund

Dear Investor,

The purpose of this supplement is to inform you of updates to the above-listed series (the "Funds") of The UBS Funds.

II. Class P Changes

Effective immediately, the Class A and P Prospectuses and SAIs are hereby revised as follows:

The sections captioned "Fees and expenses" in each Fund's Fund Summary in each Class A and P Prospectus are revised by adding the following to the paragraph under that section:

In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.